Equity-Based Compensation - Summary of Stock Option Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Weighted-average risk-free interest rate	0.00%	3.70%	3.70%	3.30%
Weighted-average expected term (in years)	0 years	5 years 11 months 4 days	5 years 10 months 13 days	5 years 4 months 6 days
Weighted-average expected volatility	0.00%	62.30%	62.29%	54.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%